SUBSEQUENT EVENT (Narrative) (Details) - Subsequent events [Member] shares in Millions	1 Months Ended
Feb. 28, 2020 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of unit issued | shares	3
Units issued in period, price per unit	$ 0.65
Proceeds from units issued	1,950,000
Weighted average exercise price of warrants issued	$ 0.85